Note 1 - Significant Accounting Policies (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets (in Dollars)	$ 1,498,762,000	$ 1,485,299,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		46.00%
Allowance for Doubtful Accounts Receivable, Charge-offs (in Dollars)	1.7	2,400,000
Other Real Estate (in Dollars)	2,925,000	5,251,000	8,316,000
Serviced For Others [Member]
Mortgage Loans on Real Estate (in Dollars)	608,000,000
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	5 years
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	33 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	10 years
Restructured Loans [Member]
Allowance for Loan and Lease Losses, Provision for Loss, Gross (in Dollars)	$ 2.3	$ 591,000